[logo] PIONEER Investments(R)







                                                 November 1, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:       Pioneer Bond Fund (the "Fund")
          (File Nos. 2-62436


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Class A, B and C shares prospectus, Class R shares prospectus, Class Y shares prospectus, Class Z shares prospectus and multi-class statement of additional information for Pioneer Bond Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.44 to the Fund's registration statement on Form N-1A filed electronically on October 26, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4575.
                                                 Very truly yours,


                                                 /s/ Peter Pizzi
                                                     Peter Pizzi
                                                     Legal Product Manager




cc:  Christopher P. Kelley, Esq.
cc:  Toby R. Serkin, Esq.






Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."